Fair Value Measurements - Valuation Of Convertible Notes (Details) $ in Millions	Dec. 31, 2024 USD ($) Y	Mar. 31, 2015 Y	Dec. 31, 2014 Y
Fair Value Measurements
Aggregate principal amount | $	$ 28.3
Convertible Notes
Fair Value Measurements
Aggregate principal amount | $	$ 28.3
Convertible Notes | Time to Qualified/non-Qualified financing (in years)
Fair Value Measurements
Convertible note, measurement input	0.25	0.08	0.25
Convertible Notes | Time to IPO (in years)
Fair Value Measurements
Convertible note, measurement input	0.25		0.25
Convertible Notes | Time to reverse merger (in years)
Fair Value Measurements
Convertible note, measurement input	0.33	0.04	0.33
Convertible Notes | Interest rate (risk-free)
Fair Value Measurements
Convertible note, measurement input	4.37	4.38	4.37
Convertible Notes | Conversion discount rate
Fair Value Measurements
Convertible note, measurement input	20	20	20